VIRTUS KAR MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—1.6%
Information Technology—1.6%
Security Scorecard, Inc. Series E, 0.000%(1)(2)(3)	2,639,750	$ 27,194
Total Preferred Stock (Identified Cost $40,000)		27,194

Common Stocks—96.7%
Communication Services—2.6%
ROBLOX Corp. Class A(2)	538,115	17,683
ZoomInfo Technologies, Inc. Class A(2)	788,995	26,226
		43,909

Consumer Discretionary—17.2%
Domino’s Pizza, Inc.	100,241	39,065
Global-e Online Ltd.(2)	1,271,766	25,652
MercadoLibre, Inc.(2)	41,916	26,695
Pool Corp.	147,315	51,741
Rollins, Inc.	1,043,548	36,441
Ross Stores, Inc.	411,226	28,880
SiteOne Landscape Supply, Inc.(2)	601,523	71,503
Sweetgreen, Inc. Class A (2)	872,680	10,167
		290,144

Consumer Staples—12.2%
Brown-Forman Corp. Class B	730,006	51,217
Celsius Holdings, Inc.(2)	854,329	55,753
Freshpet, Inc.(2)	281,222	14,593
McCormick & Co., Inc. Non-voting Shares	313,136	26,069
Monster Beverage Corp.(2)	294,368	27,288
National Beverage Corp.	653,158	31,966
		206,886

Energy—2.1%
Diamondback Energy, Inc.	286,011	34,650
Financials—7.3%
Goosehead Insurance, Inc. Class A	603,899	27,580
MarketAxess Holdings, Inc.	83,969	21,497
Signature Bank	265,866	47,646
T. Rowe Price Group, Inc.	237,057	26,932
		123,655

Health Care—15.6%
Definitive Healthcare Corp. Class A(2)	945,329	21,676
HealthEquity, Inc.(2)	853,220	52,379
IDEXX Laboratories, Inc.(2)	82,618	28,977
Mettler-Toledo International, Inc.(2)	42,697	49,049
Silk Road Medical, Inc.(2)	733,868	26,705
STAAR Surgical Co.(2)	521,343	36,979
Waters Corp.(2)	18,035	5,969
Zoetis, Inc. Class A	240,616	41,360
		263,094

	Shares	Value

Industrials—10.4%
Acuity Brands, Inc.	167,866	$ 25,858
CoStar Group, Inc.(2)	571,006	34,495
Equifax, Inc.	259,193	47,375
Fair Isaac Corp.(2)	145,773	58,440
Lyft, Inc. Class A(2)	731,526	9,715
		175,883

Information Technology—29.3%
Amphenol Corp. Class A	744,059	47,903
Avalara, Inc.(2)	634,438	44,791
Bill.com Holdings, Inc.(2)	347,788	38,236
Datadog, Inc. Class A(2)	244,596	23,295
DocuSign, Inc.(2)	429,884	24,667
FleetCor Technologies, Inc.(2)	187,490	39,394
Gartner, Inc.(2)	312,299	75,523
MongoDB, Inc. Class A(2)	92,155	23,914
nCino, Inc.(2)	802,701	24,819
Paycom Software, Inc.(2)	207,561	58,142
Roper Technologies, Inc.	76,997	30,387
Teradyne, Inc.	444,246	39,782
Trade Desk, Inc. (The) Class A(2)	579,372	24,270
		495,123

Total Common Stocks (Identified Cost $1,568,009)		1,633,344

Total Long-Term Investments—98.3% (Identified Cost $1,608,009)		1,660,538

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(4)	37,765,430	37,765
Total Short-Term Investment (Identified Cost $37,765)		37,765

TOTAL INVESTMENTS—100.6% (Identified Cost $1,645,774)		$1,698,303
Other assets and liabilities, net—(0.6)%		(9,568)
NET ASSETS—100.0%		$1,688,735

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$1,633,344	$1,633,344	$—
Preferred Stock	27,194	—	27,194
Money Market Mutual Fund	37,765	37,765	—
Total Investments	$1,698,303	$1,671,109	$27,194
There were no securities valued using significant observable inputs (Level 2) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2021:	$ 42,579	$ 42,579
Net change in unrealized appreciation (depreciation)(a)	(15,385)	(15,385)
Balance as of June 30, 2022	$ 27,194	$ 27,194
(a) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, was $(15,385).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2022:
Investments in Securities – Assets	Ending Balance at June 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$27,194	Market and Company Comparables	EV Multiples	9.274x (1.97x - 24.26x)
				6.83x (1.98x - 18.48x)

See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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